Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 30,220	$ 396,216	$ 92,813
Accounts Receivable	28,539	47,682
Taxes recoverable	18,177	26
Inventories	36,493	171,726
Other current assets	596,833	47,772	3,621
Total current assets	710,262	663,422	96,434
Other non-current assets
Property and equipment, net	1,940,613	1,717,488	320,700
Total assets	2,650,875	2,380,910	417,134
Current liabilities:
Accounts payable	721,789	346,346	59,009
Related party transactions	1,088,540	872,942	674,461
Other current liabilities	8,830	8,083	648
Total current liabilities	1,819,159	1,227,371	734,118
Non Current liabilities:
Other non-current liabilities	27,242	33,961	4,729
Total non-current liabilities	27,242	33,961	4,729
Total liabilities	1,846,401	1,261,332	738,847
Stockholders’ equity:
Series A preferred stock, $0.001 par value, 10,000,000 shares authorized; 1 share issued and outstanding
Common stock, $0.001 par value. 190,000,000 shares authorized; 3,474,972 and 2,778,061 and 806,208 shares issued and outstanding as of December 31, 2025, December 31, 2024, December 31, 2023 respectively	3,475	2,778	806
Additional paid-in capital	15,871,112	10,931,692	3,944,155
Accumulated other comprehensive loss	(504,376)	(669,350)	(66,366)
Accumulated deficit	(14,565,737)	(9,145,542)	(4,200,308)
Total stockholders’ equity	804,474	1,119,578	(321,713)
Total liabilities and stockholders’ equity	$ 2,650,875	$ 2,380,910	$ 417,134